Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
15.	Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year ended December 31, 2014 $	Year ended December 31, 2013 $	Year ended December 31, 2012 $
Accounts receivable	73,020	(59,003)	(8,750)
Prepaid expenses and other assets	1,899	(2,884)	6,075
Accounts payable and accrued liabilities	(87,597)	46,266	35
Advances from (to) affiliate	(98,806)	67,620	(14,807)

	(111,484)	51,999	(17,447)

b)

Cash interest paid (including interest paid by the Dropdown Predecessor and realized losses on interest rate swaps) during the years ended December 31, 2014, 2013 and 2012 totaled $135.4 million, $146.0 million, and $102.1 million, respectively.

c)	Taxes paid (including taxes paid by the Dropdown Predecessor) during the years ended December 31, 2014, 2013 and 2012 totaled $2.1 million, $0.6 million and $5.7 million, respectively.

d)

The Partnership’s consolidated statement of cash flows for the years ended December 31, 2013 reflects the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessel began operations under the ownership of Teekay Corporation. For non-cash charges related to the Dropdown Predecessor, see note 11f.

e)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended December 31, 2014 $	Year ended December 31, 2013 $	Year ended December 31, 2012 $
Voyageur Spirit (net of cash acquired of $0.9 million)(1)(2) (note 11f)	6,181	(234,125)	—
Cidade de Itajai (net of cash acquired of $1.3 million) (note 11g)	—	(52,520)	—

	6,181	(286,645)	—

(1)

As at December 31, 2014, the cash portion of the original purchase price of the Voyageur Spirit FPSO unit of $270.0 million was effectively reduced to reflect the $41.1 million indemnification from Teekay Corporation recorded during 2014 and 2013 (see note 11f).

(2)

The cash portion of the purchase price does not include the issuance of $44.3 million of the Partnership’s common units to Teekay Corporation to partially finance the acquisition of the Voyageur Spirit FPSO (see note 16), which includes a $4.3 million excess value of the common units when comparing valuation of the common units at the date of closing the transaction to the valuation of the common units as the date Teekay Corporation offered to sell the Voyageur Spirit FPSO to the Partnership (see note 11f).

f)	Contribution of capital from Teekay Corporation to the Dropdown Predecessor included in other financing activities on the consolidated statements of cash flows is as follows:

	Year ended December 31, 2014 $	Year ended December 31, 2013 $	Year ended December 31, 2012 $
Relating to Voyageur Spirit (note 11f)	—	5,596	—

	—	5,596	—